Income tax benefits - Tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax benefits
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Loss before income tax	¥ 990,173	¥ 1,442,608	¥ 1,551,254
Tax calculated at PRC statutory income tax rate of 25%	247,543	360,652	387,814
Differential of income tax rates applicable to subsidiaries	(119,211)	(161,199)	(145,000)
Expense not deductible for tax purposes	(5,659)	(10,169)	(35,455)
Incomes not subject to tax	542	1,732	6,899
Tax losses and temporary differences for which no deferred income tax asset was recognized	(73,690)	(87,237)	(81,698)
Derecognization of deferred tax assets on tax losses		(23)	(3,137)
Additional deductible allowance for research and development expenses	10,164	8,255	6,873
Utilization of previously unrecognized tax losses	2,458	84	835
Income tax benefit	¥ 62,147	¥ 112,095	¥ 137,131